Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 691,841	$ 930,267	$ 3,914,284
Items of other comprehensive income that will not be reclassified to income for the year, before taxes
Gains (losses) from measurements of defined benefit plans	3,148	(5,843)	(6,350)
Gains from financial assets measured at fair value through other comprehensive income	3,520	190,509	190
Total other comprehensive income (loss) that will not be reclassified to income for the year, before taxes	6,668	184,666	(6,160)
Items of other comprehensive income that will be reclassified to income for the year, before taxes
(Losses) gains from foreign currency exchange	(34,516)	3,177	(255)
Cash flow hedges- effective portion of changes in far value	2,520	126	36,079
Cash flow hedges-reclassified to income for the year	8,773	18,566	(9,457)
Total other comprehensive (losses) income that will be reclassified to income for the year	(23,223)	21,869	26,367
Other items of other comprehensive (losses) income, before taxes	(16,555)	206,535	20,207
Income taxes related to items of other comprehensive income that will not be reclassified to income for the year
Income tax (expense) benefit related to defined benefit plans measured through other comprehensive income	(860)	1,582	1,273
Income tax expense related to gains on financial assets irrevocably measured at fair value through other comprehensive income	(2,723)	(57,242)	(17)
Total income tax relating to components of other comprehensive income that will be not reclassified to profit for the year	(3,583)	(55,660)	1,256
Income taxes relating to components of other comprehensive income that will be reclassified to income for the year
Income tax expense related to gains on cash flow hedges	(3,049)	(5,047)	(7,172)
Total income tax (expense) relating to components of other comprehensive income that will be reclassified to income for the year	(3,049)	(5,047)	(7,172)
Total other comprehensive (loss) income	(23,187)	145,828	14,291
Total comprehensive income	668,654	1,076,095	3,928,575
Comprehensive income attributable to
Comprehensive income attributable to owners of the parent	661,727	1,068,968	3,920,781
Comprehensive income attributable to non-controlling interest	$ 6,927	$ 7,127	$ 7,794